united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

Biondo Focus Fund - Investor (BFONX)

Investor Class (BFONX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Biondo Focus Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://thebiondogroup.com/biondo-fund/. You can also request this information by contacting us at 1-800-672-9152.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$75	1.50%

* Annualized

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Biondo Focus Fund	S&P 500® Index	Dow Jones Industrial Average
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,833	$10,742	$10,721
Jun-2016	$7,657	$11,171	$11,203
Jun-2017	$11,168	$13,170	$13,681
Jun-2018	$14,043	$15,064	$15,912
Jun-2019	$15,241	$16,633	$17,853
Jun-2020	$16,683	$17,881	$17,757
Jun-2021	$23,508	$25,175	$24,211
Jun-2022	$13,772	$22,503	$22,019
Jun-2023	$18,789	$26,912	$25,151
Jun-2024	$24,437	$33,521	$29,181

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Biondo Focus Fund	23.21%	30.07%	9.90%	9.35%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average	4.79%	16.02%	10.33%	11.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$55,003,134
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$179,063
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.9%
Money Market Funds	7.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
57.3%
Health Care
25.3%
Money Market Funds
7.0%
Consumer Discretionary
4.8%
Communications
4.8%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Communications	4.8%
Consumer Discretionary	4.8%
Money Market Funds	7.0%
Health Care	25.3%
Technology	57.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intuitive Surgical, Inc.	16.2%
NVIDIA Corporation	14.6%
Mastercard, Inc., Class A	12.0%
First American Treasury Obligations Fund, Class X	7.0%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.7%
ServiceNow, Inc.	4.7%
Adobe, Inc.	4.5%
Block, Inc., Class A	3.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Biondo Focus Fund - Investor (BFONX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://thebiondogroup.com/biondo-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-BFONX

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Included Long Form Financial Statements

THE BIONDO FOCUS FUND

SEMI-ANNUAL FINANCIAL STATEMENTS
JUNE 30, 2024

1-800-672-9152
www.thebiondogroup.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

SEMI-ANNUAL FINANCIAL STATEMENTS

BIONDO FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.2%
	BIOTECH & PHARMA - 3.2%
2,500	GRAIL, Inc.(a)	$38,425
11,500	TransMedics Group, Inc.(a)	1,732,130
		1,770,555
	E-COMMERCE DISCRETIONARY - 4.7%
13,500	Amazon.com, Inc.(a)	2,608,875

	INTERNET MEDIA & SERVICES - 4.8%
14,500	Alphabet, Inc., Class A	2,641,175

	MEDICAL EQUIPMENT & DEVICES - 22.1%
3,500	IDEXX Laboratories, Inc.(a)	1,705,200
15,000	Illumina, Inc.(a)	1,565,700
20,000	Intuitive Surgical, Inc.(a)	8,897,000
		12,167,900
	SEMICONDUCTORS - 16.5%
1,000	ASML Holding N.V.	1,022,730
65,000	NVIDIA Corporation	8,030,100
		9,052,830
	SOFTWARE - 15.3%
4,500	Adobe, Inc.(a)	2,499,930
9,500	Atlassian Corporation, Class A(a)	1,680,360
3,250	ServiceNow, Inc.(a)	2,556,678
25,000	Shopify, Inc., Class A(a)	1,651,250
		8,388,218
	TECHNOLOGY HARDWARE - 6.7%
17,500	Apple, Inc.	3,685,850

	TECHNOLOGY SERVICES - 18.9%
30,000	Block, Inc., Class A(a)	1,934,700
1,250	Fair Isaac Corporation(a)	1,860,825
15,000	Mastercard, Inc., Class A	6,617,400
		10,412,925

See accompanying notes which are an integral part of these financial statements.

BIONDO FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.2% (Continued)

	TOTAL COMMON STOCKS (Cost $19,157,698)	$50,728,328

	RIGHTS — 0.0%
	MEDICAL EQUIPMENT & DEVICES – 0.0%
18,500	ABIOMED, Inc. - CVR(a) (b) (c)	—

	SHORT-TERM INVESTMENT — 7.0%
	MONEY MARKET FUND - 7.0%
3,861,216	First American Treasury Obligations Fund, Class X, 5.21% (Cost $3,861,216)(d)	3,861,216

	TOTAL INVESTMENTS - 99.2% (Cost $23,018,914)	$54,589,544
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	413,590
	NET ASSETS - 100.0%	$55,003,134

CVR	- Contingent Value Rights

N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	Illiquid security.

(c)	Valued using unobservable inputs and fair valued by the advisor.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

The Biondo Focus Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

ASSETS
Investment securities:
At cost	$23,018,914
At value	$54,589,544
Receivable for Fund shares sold	600
Receivable for investments sold	472,793
Dividends and interest receivable	3,700
Prepaid expenses & other assets	8,048
TOTAL ASSETS	55,074,685

LIABILITIES
Investment advisory fees payable	31,066
Payable to related parties	12,890
Distribution (12b-1) fees payable	10,986
Accrued expenses and other liabilities	16,609
TOTAL LIABILITIES	71,551
NET ASSETS	$55,003,134

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$16,433,982
Accumulated earnings	38,569,152
NET ASSETS	$55,003,134

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$55,003,134
Shares of beneficial interest outstanding	2,438,234
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$22.56

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes which are an integral part of these financial statements.

The Biondo Focus Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2024

INVESTMENT INCOME
Dividends	$37,067
Interest	34,585
TOTAL INVESTMENT INCOME	71,652

EXPENSES
Investment advisory fees	261,966
Distribution (12b-1) fees - Investor Class	65,491
Administration fees	41,993
Fund accounting fees	18,626
Transfer agent fees	17,883
Compliance officer fees	14,831
Registration fees	13,939
Legal fees	10,298
Trustees’ fees and expenses	10,177
Audit fees	9,120
Shareholder reporting expense	5,411
Custody fees	3,736
Insurance expense	1,952
Other expenses	618
TOTAL EXPENSES	476,041

Less: Fees waived by the Advisor	(82,903)

NET EXPENSES	393,138
NET INVESTMENT LOSS	(321,486)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on transactions from:
Investments and options purchased	8,312,000

Net change in unrealized appreciation (depreciation) on:
Investments	2,928,508

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,240,508

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,919,022

See accompanying notes which are an integral part of these financial statements.

The Biondo Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(321,486)	$(542,201)
Net realized gain from investments and options purchased	8,312,000	707,427
Net change in unrealized appreciation (depreciation) of investments	2,928,508	14,976,005
Net increase in net assets resulting from operations	10,919,022	15,141,231

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid from earnings	—	(4,291,106)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	274,448	724,337
Net asset value of shares issued in reinvestment of distributions	—	4,248,037
Payments for shares redeemed	(6,589,327)	(8,232,154)
Redemption fee proceeds	75	19
Net decrease in net assets from shares of beneficial interest	(6,314,804)	(3,259,761)

TOTAL INCREASE IN NET ASSETS	4,604,218	7,590,364

NET ASSETS
Beginning of Period	50,398,916	42,808,552
End of Period	$55,003,134	$50,398,916

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	13,681	41,827
Shares Reinvested	—	248,423
Shares Redeemed	(327,769)	(462,549)
Net decrease in shares of beneficial interest outstanding	(314,088)	(172,299)

See accompanying notes which are an integral part of these financial statements.

The Biondo Focus Fund
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of period	$18.31		$14.64	$23.01	$23.35	$18.87	$16.72
Activity from investment operations:
Net investment loss (1)	(0.12)		(0.19)	(0.23)	(0.35)	(0.27)	(0.20)
Net realized and unrealized gain (loss) on investments and option transactions	4.37		5.55	(7.90)	1.86	5.98	4.11
Total income from investment operations	4.25		5.36	(8.13)	1.51	5.71	3.91
Less distributions from:
Net realized gains	—		(1.69)	(0.24)	(1.85)	(1.23)	(1.76)
Total distributions	—		(1.69)	(0.24)	(1.85)	(1.23)	(1.76)
Paid-in-Capital from redemption fees (1,2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$22.56		$18.31	$14.64	$23.01	$23.35	$18.87
Total return (3)	23.21	% (6)	37.43%	(35.33)%	6.32%	30.62%	23.67	% (5)
Net assets, end of period (in 000s)	$55,003		$50,399	$42,809	$75,666	$75,644	$64,359
Ratio of gross expenses to average net assets including interest expense (4)	1.82	% (7)	1.71%	1.74%	1.59%	1.66%	1.65%
Ratio of net expenses to average net assets including interest expense	1.50	% (7)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets	(1.23	)% (7)	(1.12)%	(1.35)%	(1.41)%	(1.34)%	(1.08)%
Portfolio turnover rate	12	% (6)	8%	11%	21%	29%	43%

(1)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total return represents aggregate total return based on Net Asset Value. Total returns would have been lower absent waived fees and reimbursed expenses. Total returns are historical in nature and assume changes in share price. The returns shown exclude the effect of applicable redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net asset may differ from the net asset values and returns for shareholder processing.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes which are an integral part of these financial statements.

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2024

1.	ORGANIZATION

The Biondo Focus Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently offers Investor Class shares.

The Fund seeks long-term capital appreciation, which it pursues by investing primarily in a combination of long and short positions in (1) common stock of US companies of any capitalization; (2) American Depositary Receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds (“ETFs”) that invest primarily in (i) common stocks of US companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”) . In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are not readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$50,728,328	$—	$—	$50,728,328
Rights	—	—	—	—
Short-Term Investments	3,861,216	—	—	3,861,216
Total	$54,589,544	$—	$—	$54,589,544

Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

*	Refer to the Schedule of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (“underlying fund”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying fund. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. Investments in closed-end investment companies are valued at their last sales price. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023, or expected to be taken in the Fund’s December 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in the Fund’s portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

For the six months ended June 30, 2024, the Fund had net realized losses of $0 on purchased options.

Sector Risk – The value of securities from a specific sector can be more volatile than the market as a whole and may be subject to economic or regulatory risks different than the economy as a whole.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Purchases	Sales
$5,789,637	$15,008,069

4.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2024 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation(depreciation) of securities, are as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$23,018,914	$33,657,186	$(2,086,556)	$31,570,630

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Biondo Investment Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% the Fund’s average daily net assets. For the six months ended June 30, 2024, the Advisor earned fees of $261,966 for its service to the Fund.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse a portion of the Fund’s other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) does not exceed 1.50% per annum of the Fund’s average daily net assets. This amount will herein be referred to as the “expense limitation.” For the six months ended June 30, 2024, the Advisor waived fees in the amount of $82,903 for the Fund pursuant to the Waiver Agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years or prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of December 31, 2023, the Advisor had $300,787 of waived expenses that may be recovered by the following dates:

December 31, 2024	December 31, 2025	December 31, 2026	Total
$74,752	$125,835	$100,200	$300,787

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (or “Plan”) for Investor Class shares. The Plan provides that a monthly service fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares for the Fund. Pursuant to the Plan, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended June 30, 2024, the Fund was charged $65,491 pursuant to the Plan.

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended June 30, 2024, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	BANK LINE OF CREDIT

The Fund has a secured $5,000,000 bank line of credit through Lakeland Bank (the “Bank”) for the purpose of investment purchases, subject to the limitations of the 1940 Act for borrowings. Borrowings under this arrangement bear interest at the greater of i) the lender’s prime rate minus 0.50% or ii) 3.25% per annum at the time of borrowing. During the six months ended June 30, 2024, the Fund had no outstanding borrowings. Effective April 19, 2024, the Fund terminated the bank line of credit.

7.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2024 the Fund assessed $75 in redemption fees. For the year ended December 31, 2023 the Fund assessed $19 in redemption fees.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, National Financial Services LLC held approximately 88.6% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also owned beneficially.

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

9.	TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2023, and December 31, 2022, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2023	December 31, 2022
Ordinary Income	$68	$—
Long-Term Capital Gains	4,291,038	712,929
	$4,291,106	$712,929

As of December 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Book/Tax	Appreciation/	Accumulated
Differences	(Depreciation)	Earnings
$(991,991)	$28,642,121	$27,650,130

The difference between book basis and tax basis accumulated net investment loss, unrealized appreciation and accumulated net realized gains from security and options transactions is primarily attributable to the tax deferral of losses on straddles. Amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

During the fiscal year ended December 31, 2023, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassification for the Fund for the year ended December 31, 2023, as follows:

Paid In	Distributable
Capital	Earnings
$43,383	$(43,383)

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

540 Routes 6 & 209, PO Box 909

Milford, PA 18337

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/29/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/29/24

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	8/29/24